UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended September 30, 2000.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       8800 N. Gainey Center Dr., Suite 260, Scottsdale, AZ  85258

13F File Number:    028-05299

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Spalter
Title:         Vice President
Phone:         401-453-3510
Signature, Place, and Date of Signing:

  /S/ Michael Spalter           Providence, Rhode Island   November 6, 2000
  ---------------------         ------------------------   ----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           16

Form 13F Information Table Value Total:           $145,305

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

                                                                           TITLE
VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/
INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL
DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----
-------- ---------  ---------- ------- -------
3COM    CORP             COM        885535104        3,838       200,000      SH
SOLE                 200,000
AVT    CORP              COM       002420107         5,010       900,600      SH
SOLE                 900,600
ACTUANT  CORP               CL  A      00508X104       1,316      309,600     SH
SOLE                 309,600
CRONOS  GROUP  N  V           ORD       L20708100       5,461    1,065,500    SH
SOLE               1,065,500
DUN  &  BRADSTREET  CORP      COM       26483B106      18,069      524,678    SH
SOLE                 524,678
FIDELITY  NATL  FINL  INC     COM       316326107      14,804      602,700    SH
SOLE                 602,700
GENTIVA  HEALTH  SERVICES    COM       37247A102       2,048      160,600     SH
SOLE                           160,600
  INC
HEARTLAND  PARTNERS  L  P     UT  LTD   422357103       1,188       53,100   PRN
SOLE                  53,100
                          PARTNER
HIGHLANDS  INS  GROUP  INC    COM       431032101       6,817      727,161    SH
SOLE                 727,161
INNKEEPERS  USA  TR          COM       4576J0104       6,774      660,900     SH
SOLE                 660,900
INNKEEPERS  USA  TR          PFD  CV  A 4576J0302       1,565       84,000    SH
SOLE                  84,000
                   8.625
LASALLE  RE  HLDGS  LTD       ORD       G5383Q101       8,981      475,800    SH
SOLE                 475,800
MATTEL   INC                 COM       577081102       7,186      624,855     SH
SOLE                 624,855
MAXXAM   INC                 COM       577913106       4,817      242,350     SH
SOLE                 242,350
R  H  DONNELLEY  CORP         COM  NEW  74955W307      41,669    1,972,500    SH
SOLE               1,972,500
TORCHMARK   CORP             COM       891027104      15,762      566,737     SH
SOLE                 556,737

